BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION
Assets and Liabilities
Cash	$213,904
Accounts payable	(341,977)
Accrued expenses	(13,965)
Shareholder advances	(62,500)

Fair Values of Assets Acquired and Liabilities Assumed
Fair Value
Cash	$3,555
Accounts receivable	15,932
Intangible assets - trademark/trade name	139,700
Intangible assets - customer relationships	233,800
Intangible assets - developed technology	27,750
Goodwill	762,851
Accounts payable	(5,333)
Accrued expenses	(28,079)
Line of credit	(30,000)
Notes payable	(20,400)
Net assets acquired	$1,099,776

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
			Amortization Schedule
	Fair Value	Useful Life	2022	2023	2024	2025	2026	Total
Trademark/trade name	$139,700	Indefinite	$-	$-	$-	$-	$-	$-
Customer relationships	233,800	5 years	46,760	46,760	46,760	46,760	46,760	233,800
Developed technology	27,750	2 years	13,880	13,870	-	-	-	27,750
	$401,250		$60,640	$60,630	$46,760	$46,760	$46,760	$261,550

The following pro forma financial information summarizes the combined results of operations for the Company and Loyal, as though the companies were combined as of January 1, 2020. The unaudited pro forma financial information was as follows:
2021
Total revenues	$316,389
Net loss	$(131,540)